Allowance for loan losses (Tables)	6 Months Ended
Sep. 30, 2016
Allowance for Credit Losses on Financing Receivables

Changes in Allowance for loan losses by portfolio segment for the six months ended September 30, 2015 and 2016 are shown below:

	Corporate	Retail	Other	Total
	(in millions of yen)
Six months ended September 30, 2015
Balance at beginning of period	423,177	60,469	36,613	520,259

Provision (credit) for loan losses	6,878	(10,052)	6,204	3,030

Charge-offs	(59,795)	(1,251)	(6,173)	(67,219)
Recoveries	7,733	634	1,375	9,742

Net charge-offs	(52,062)	(617)	(4,798)	(57,477)

Others (Note)	(971)	—	197	(774)

Balance at end of period	377,022	49,800	38,216	465,038

Six months ended September 30, 2016
Balance at beginning of period	367,739	44,221	39,287	451,247

Provision (credit) for loan losses	9,123	(7,983)	(571)	569

Charge-offs	(10,332)	(1,016)	(3,812)	(15,160)
Recoveries	8,877	4,725	2,139	15,741

Net charge-offs	(1,455)	3,709	(1,673)	581

Others (Note)	(10,404)	—	(4,813)	(15,217)

Balance at end of period	365,003	39,947	32,230	437,180

Note:	Others includes primarily foreign exchange translation.

The table below presents Allowance for loan losses and loans outstanding by portfolio segment disaggregated on the basis of impairment method at March 31, 2016 and September 30, 2016:

	Corporate	Retail	Other	Total
	(in millions of yen)
March 31, 2016
Allowance for loan losses	367,739	44,221	39,287	451,247

of which individually evaluated for impairment	222,591	3,829	12,521	238,941
of which collectively evaluated for impairment	145,148	40,392	26,766	212,306

Loans (Note)	59,385,962	12,414,453	5,922,110	77,722,525

of which individually evaluated for impairment	634,049	24,768	63,280	722,097
of which collectively evaluated for impairment	58,751,913	12,389,685	5,858,830	77,000,428

September 30, 2016
Allowance for loan losses	365,003	39,947	32,230	437,180

of which individually evaluated for impairment	226,809	3,441	10,803	241,053
of which collectively evaluated for impairment	138,194	36,506	21,427	196,127

Loans (Note)	58,704,366	12,017,580	5,810,270	76,532,216

of which individually evaluated for impairment	598,269	24,472	62,043	684,784
of which collectively evaluated for impairment	58,106,097	11,993,108	5,748,227	75,847,432

Note:	Amounts represent loan balances before deducting unearned income and deferred loan fees.